Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss:	$ (6,098,603)	$ (1,874,153)
Adjustments to reconcile net loss from operations to net cash provided by operating activities:
Depreciation and amortization	46,662	10,402
Depreciation of right-of-use assets	1,061,442	135,141
Accounts receivable impairment	3,332,825
Changes in operating assets and liabilities:
Accounts receivable	(19,579,339)	(3,950,508)
Inventories	7,108,449	(11,525,561)
Prepaid expenses and other current assets	(3,088,466)	29,007
Accounts payable	10,574,989	8,875,590
Contract liabilities	(690,637)	543,890
Accrued liabilities and other payables	168,179	(282,487)
Income tax payable	(417,260)	481,113
Net cash used in operating activities	(7,581,759)	(7,557,566)
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,020,768)	(121,516)
Purchase of short term investment	(9,133,707)
Net cash used in investing activities	(10,154,475)	(121,516)
Cash flows from financing activities:
Net proceeds from initial public offering	21,735,000
Payment of initial public offering costs	(3,475,171)
Proceeds from private placement	7,969,221
Payment of private placement costs	(543,153)
Payment of dividends of subsidiary	(3,362,639)	(469,633)
Repayment to related parties	(37,893,063)	(2,498,689)
Principal portion of lease payment	(874,039)	(120,942)
Net cash used in financing activities	(16,443,844)	(3,089,264)
Net decrease in cash and cash equivalents	(34,180,078)	(10,768,346)
Cash and cash equivalents – beginning of year	74,480,651	85,248,997
Cash and cash equivalents – end of year	40,300,573	74,480,651
Supplemental disclosure of cash flow information:
Cash (refund) paid for income taxes	1,663,240	(69,647)
Cash paid for interest